BUSINESS COMBINATIONS - supplemental consolidated financial results on an unaudited pro forma basis, as if the 7LFreight acquisition had been consummated on January 1, 2020 (Details)
$ / shares in Units, $ in Thousands
12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
BUSINESS COMBINATIONS
Proforma revenue	$ 19,322
Proforma loss	$ (25,027)
Proforma loss per Ordinary share | $ / shares	$ (3.11)